Operating segments, Reportable Operating Segments and Major Customers (Details)	12 Months Ended
	Jun. 30, 2023 Customer segment	Jun. 30, 2022 Customer	Jun. 30, 2021 Customer
Operating segments [Abstract]
Number of operating segment | segment	1
Bitcoin Mining Revenues [Member]
Operating segments [Abstract]
Percent of mining revenues	100.00%	100.00%	100.00%
Number of bitcoin mining pools | Customer	2	2	3